Goodwill	12 Months Ended
Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Goodwill
9.	Goodwill

Retail and Mail Order Pharmacy
At December 31, 2020	$2,986
Effects of movements in exchange rates	(12)

At December 31, 2021	$2,974

Effects of movements in exchange rates	203

At December 31, 2022	$3,177

The Company performed an annual impairment test with respect to the goodwill acquired as part of the Marley Drug acquisition. The recoverable amount of the Retail and Mail Order Pharmacy CGU, in which Marley Drug is included, has been determined based on value in use for the year ended December 31, 2022.

(a)	Key assumptions used in valuation calculations
The calculation of value in use for all the CGUs or group of CGUs is most sensitive to the following assumptions:

(i)	Discount rate
Discount rates reflect the current market assessment of risks specific to each CGU or group of CGUs. The discount rate was estimated based on the weighted average cost of capital calculated based on the Company’s performance relative to its industry. This rate was further adjusted to reflect the market assessment of any risk specific to the CGU or group of CGUs for which future estimates of cash flows have not been adjusted. The discount rate used during the value in use assessment completed at December 31, 2022, was 12.71%.

(ii)	Operating margin
Forecasted operating margins are based on actual operating margins, less operational expenses achieved in the preceding years, plus adjustments to normalize the forecast for any non-reoccurring
items. Margins are kept constant over the forecast period, with the exception of adjustments made in relation to inflation in future periods, unless management has started an efficiency improvement process.

(iii)	Revenue growth rates
Revenue growth rates are based on approved budgets, published research, and current customer contracts. Management considers various factors when assessing revenue growth rates used within their assessment, including, but not limited to, changes in customer demographic and attrition of current customer base.